Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	[1]
Current assets
Cash and cash equivalents	$ 126,089	$ 253,776
Short-term investments	14,425
Accounts receivable	525,854	455,841	[2]
Contract assets	230,455	186,259
Inventories	389,398	369,298
Work-in-progress related to finance leases	0	41,986
Current portion of finance leases receivable	56,982	60,020
Income taxes receivable	4,090	10,397
Derivative financial instruments	594	901
Prepayments	76,579	71,398
Assets held for sale	9,225
Total current assets	1,433,691	1,449,876
Property, plant and equipment	136,472	152,505
Energy infrastructure assets	1,143,668	1,237,550
Contract assets	178,928	223,179
Lease right-of-use assets	82,213	78,372
Finance leases receivable	212,557	234,484
Deferred tax assets	27,520	21,857
Intangible assets	73,245	102,773
Goodwill	571,810	674,396	[2]
Other assets	51,876	83,076
Total assets	3,911,980	4,258,068
Current liabilities
Accounts payable and accrued liabilities	561,120	628,086
Provisions	25,976	18,826
Income taxes payable	73,530	74,086
Deferred revenues	392,371	366,085
Current portion of long-term debt	52,904	27,088
Current portion of lease liabilities	25,453	20,125
Derivative financial instruments	1,019	977
Other current liabilities	7,936
Liabilities associated with assets held for sale	6,319
Total current liabilities	1,146,628	1,135,273
Deferred revenues	29,485	33,435
Long-term debt	1,162,014	1,363,237
Lease liabilities	75,259	72,908
Deferred tax liabilities	86,502	88,550
Other liabilities	18,070	21,757
Total liabilities	2,517,958	2,715,160
Shareholders' equity
Share capital	591,598	589,827
Contributed surplus	660,030	660,072
Retained earnings	40,892	164,200
Accumulated other comprehensive income	101,502	128,809
Total shareholders' equity	1,394,022	1,542,908
Total liabilities and shareholders' equity	$ 3,911,980	$ 4,258,068

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments for the acquisition of Exterran as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.
[2]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.